Redeemable convertible preferred stock (Details) - USD ($)		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2019	Mar. 31, 2023
Redeemable convertible preferred stock (Details) [Line Items]
Shares of common stock				33,083,858
Dividend rate		8.00%
Percentage of other transfer		50.00%
Warrants shares				8,625,000
Series U Preferred Stock [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Shares issued	66,140.48			307,298.151
Purchase consideration (in Dollars)	$ 69,339,742
Series C Preferred Stock [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Warrants shares			2,280
Purchase shares			2,280
Series D Preferred Stock [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Exercise price (in Dollars per share)			$ 10
Business combination [Member] | Series U Preferred Stock [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Acquired percentage	100.00%